U. S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                           Notification of Late Filing

( ) Form 10KSB ( ) Form 20 F ( ) Form 11K (X ) Form 10QSB ( ) Form N-SAR

For the period ended:  June 30, 2001

(  )  Transition Report on Form 10-KSB
(  )  Transition Report on Form 20-F
(  )  Transition Report on Form 11-K
(  )  Transition Report on Form 10-QSB
(  )  Transition Report on Form N-SAR

For the transition period ended:

Nothing in this Form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

         The notification relates to the Form 10-Q filing of the company that was due 45 days for the effective date of the registrant's registration statement that became effective on July 9, 2001.

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PART I - REGISTRANT INFORMATION
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Full Name of Registrant:  Vequity Corporation

Former Name if Applicable:

Address of Principal Executive Office:  2305 East Arapahoe Road, Suite 220

City, State and Zip Code:  Littleton, Colorado 80122
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PART II - RULES 12b-25(b) and (c)
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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to the Rule 12b-25(b), the following should be completed.

(X) (a) The reasons described in reasonable detail in PART III of this form could not be eliminated without unreasonable effort or expense;

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(X)      (b) The subject annual report, semi-annual report, transition report on
         Form 10-KSB, Form 10-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date, or the subject quarterly report or transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date, and

(X) The accountant's statement or other exhibit required by Rule 12b-24(c) has been attached if applicable.
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PART III - NARRATIVE
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State below in reasonable detail the reasons why this Form 10-KSB, 20-F, 11-K,
10-QSB or N-SAR or the transition report or portion thereof could not be filed within the prescribed period.

         The reviewing partner of the accounting firm for the registrant was out of town and has been involved in an emergency situation so that a final review of the financial statements and the Form 10-QSB was not possible to complete within the time frame required.
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PART IV - OTHER INFORMATION
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(1)      Name and telephone number of person to contact in regard to this notification:

         J. Brent Garfield  (303) 421-0622
         Thomas H. Moore (303) 798-4668

(2) Have all other period reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
         (X) Yes    (  ) No

         This is the first quarterly report since the registrant's registration statement became on July 9, 2001.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ( ) Yes (X) No


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                               Vequity Corporation
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Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  August 23, 2001              By: /s/  Thomas H. Moore
                                        ----------------------------------------
                                             Thomas H. Moore, President

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                             HEIN + ASSOICATES LLP
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                  Certified Public Accountants and Consultants
                Denver - Houston - Dallas - Southern California



August 23, 2001



Securities and Exchange Commission
Washington D.C. 20549

                               RE: Vequity Corp.


Gentlemen:

We confirm that the SAS 71 review of Vequity Corp. is not yet completed and cannot be completed by the required filing date of August 23, 2001 without unreasonable cost and effort.


Sincerely,

/s/  Hein + Associates LLP
Hein + Associates LLP


                          717 17th Street, Suite 1600
                         Denver, Colorado 80202-2\3330
                               Phone 303-298-9600